Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Mar. 06, 2013	Jun. 30, 2012
Document Information [Line Items]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	UBCP
Entity Registrant Name	UNITED BANCORP INC /OH/
Entity Central Index Key	0000731653
Current Fiscal Year End Date	--12-31
Entity Well-Known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Common Stock Shares Outstanding		53,721,808
Entity Public Float			$ 39,141,493